ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Nov. 30, 2020
Trade and other current payables [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

15.       ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2020	2019
	$	$
Accounts payable (Note 29)	1,322,389	2,845,308
Accrued liabilities	154,958	821,014
Payroll taxes payable	13,406	474
Sales tax payable	-	2,911
Payable on Majesco acquisition (Note 5)	-	697,674

	1,490,753	4,367,381

During the year ended November 30, 2020, the Company issued 100,317 (2019 – 159,873; 2018 – 81,937) common shares valued at $306,620 (2019 - $634,175; 2018 - $449,291) to settle accounts payable of $346,000 (2019 - $535,688; $595,045) resulting in a gain of $39,380 (2019 – loss of $98,487; 2018 – gain of $145,764) which is included in gain (loss) on settlement of debt.

During the year ended November 30, 2020, the Company issued 12,402 units valued at $26,130 to convert interest on the convertible debentures included in accounts payable (Notes 17 and 19).